Employment Agreements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equels and Rodino [Member]
Employee Benefits and Share-Based Compensation	$ 14,000
Equels, Rodino and Former Officer Lintal [Member]
Employee Benefits and Share-Based Compensation	107,000
Employment Contractual Agreements [Member] | Named Executive Officers [Member]
Employee Benefits and Share-Based Compensation	$ 1,275,000	$ 1,275,000
Revenue, Remaining Performance Obligation, Percentage	25.00%	20.00%
Bonus	$ 450,000	$ 450,000
Employment Agreement [Member] | Thomas K. Equels [Member] | Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	300,000	300,000
Options term	10 years	10 years
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.47	$ 0.41
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	1 year	1 year
Employment Agreement [Member] | Peter Rodino [Member] | Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	100,000	150,000
Options term	10 years	10 years
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.47
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	1 year	1 year
Employment Agreement [Member] | Peter Rodino [Member] | Stock Options [Member] | Minimum [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.41
Employment Agreement [Member] | Peter Rodino [Member] | Stock Options [Member] | Maximum [Member]
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.70
Employment Agreement [Member] | Ellen Lintal [Member] | Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		50,000
Options term		10 years
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.70
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		1 year